Net Earnings (Loss) per Share - Additional Information (Detail) - shares	12 Months Ended
	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Stock Options and Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the calculation of earnings per share	205,065	38,584	140,341
Participating Securities
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the calculation of earnings per share		127,509